Segment Reporting - Segment Information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) area	Sep. 30, 2018 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment reporting
Revenue from external customers	$ 151,546	$ 161,001
Interest income	4,182	4,420
Equity in earnings of equity investees, net of tax	30,508	11,050
Operating (loss)/profit	(71,361)	(51,815)
Interest expense	771	728
Income tax expense	2,559	2,995
Net (loss)/income attributable to the Company	(76,462)	(58,269)
Depreciation/amortization	3,634	2,562
Additions to non-current assets (other than financial instruments and deferred tax assets)	9,360	5,064
Segment information
Total assets	454,092			$ 532,118
Property, plant and equipment	18,528			16,616
Right-of-use assets	6,566		$ 5,747
Leasehold land	1,108			1,174
Goodwill	3,088			3,186
Other intangible asset	288			347
Investments in equity investees	145,337			138,318
Innovation Platform
Segment reporting
Revenue from external customers	$ 10,841	32,889
Commercial Platform
Segment reporting
Number of core business areas | area	2
Revenue from external customers	$ 140,705	128,112
Reportable segment | Innovation Platform | Drug R&D | PRC
Segment reporting
Revenue from external customers	10,841	32,889
Interest income	287	35
Equity in earnings of equity investees, net of tax	238	(18,719)
Operating (loss)/profit	(96,979)	(80,372)
Income tax expense	169	40
Net (loss)/income attributable to the Company	(96,907)	(80,212)
Depreciation/amortization	3,313	2,409
Additions to non-current assets (other than financial instruments and deferred tax assets)	6,563	3,860
Segment information
Total assets	122,831			100,388
Property, plant and equipment	17,128			15,223
Right-of-use assets	2,922
Leasehold land	1,108			1,174
Investments in equity investees	8,732			8,514
Reportable segment | Commercial Platform
Segment reporting
Revenue from external customers	140,705	128,112
Interest income	83	110
Equity in earnings of equity investees, net of tax	30,270	29,769
Operating (loss)/profit	39,300	36,203
Interest expense		60
Income tax expense	728	1,235
Net (loss)/income attributable to the Company	36,451	31,858
Depreciation/amortization	201	133
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,641	458
Segment information
Total assets	205,430			197,483
Property, plant and equipment	701			693
Right-of-use assets	2,622
Goodwill	3,088			3,186
Other intangible asset	288			347
Investments in equity investees	136,605			129,804
Reportable segment | Commercial Platform | Prescription Drugs | PRC
Segment reporting
Revenue from external customers	114,919	99,007
Interest income	47	43
Equity in earnings of equity investees, net of tax	23,486	23,074
Operating (loss)/profit	31,344	27,255
Income tax expense	666	848
Net (loss)/income attributable to the Company	29,801	24,774
Depreciation/amortization	118	100
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,624	13
Segment information
Total assets	130,597			118,445
Property, plant and equipment	312			204
Right-of-use assets	2,191
Goodwill	2,681			2,779
Other intangible asset	288			347
Investments in equity investees	78,308			68,812
Reportable segment | Commercial Platform | Consumer Health | PRC
Segment reporting
Revenue from external customers	9,276	9,236
Interest income	20	11
Equity in earnings of equity investees, net of tax	6,784	6,695
Operating (loss)/profit	6,876	7,134
Income tax expense	(92)	104
Net (loss)/income attributable to the Company	6,211	6,367
Depreciation/amortization	16	17
Additions to non-current assets (other than financial instruments and deferred tax assets)	14	7
Segment information
Total assets	63,272			67,352
Property, plant and equipment	67			71
Right-of-use assets	24
Goodwill	407			407
Investments in equity investees	58,297			60,992
Reportable segment | Commercial Platform | Consumer Health | Hong Kong
Segment reporting
Revenue from external customers	16,510	19,869
Interest income	16	56
Operating (loss)/profit	1,080	1,814
Interest expense		60
Income tax expense	154	283
Net (loss)/income attributable to the Company	439	717
Depreciation/amortization	67	16
Additions to non-current assets (other than financial instruments and deferred tax assets)	3	438
Segment information
Total assets	11,561			11,686
Property, plant and equipment	322			418
Right-of-use assets	407
Unallocated
Segment reporting
Interest income	3,812	4,275
Operating (loss)/profit	(13,682)	(7,646)
Interest expense	771	668
Income tax expense	1,662	1,720
Net (loss)/income attributable to the Company	(16,006)	(9,915)
Depreciation/amortization	120	20
Additions to non-current assets (other than financial instruments and deferred tax assets)	156	$ 746
Segment information
Total assets	125,831			234,247
Property, plant and equipment	699			$ 700
Right-of-use assets	$ 1,022